Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	The following table summarizes the minimum liquid capital as established by the HKSFC that the Company were required to maintain as of March 31, 2025 and 2024 and the actual amounts of capital that were maintained.
Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	386	3,957

Capital requirements as of March 31, 2024	Minimum liquid capital requirements	Capital levels maintained
	$’000	$’000

Solomon JFZ (Asia) Holdings Limited	383	3,573